FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number: 811-8320

Strong Short-Term Global Bond Fund, Inc., on behalf of the
Strong Advisor Strategic Income Fund
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
-------------------------------------------------------------------------
  (Address of principal executive offices)

Richard Smirl, Strong Capital Management, Inc.
P.O. Box 2936 Milwaukee, WI 53201
-------------------------------------------------------------------------
  (Name and address of agent for service)


Registrant's telephone number, including area code: (414)359-3400

Date of Fiscal year-end: October 31

Date of reporting period: 7/1/2003 - 6/30/2004
                          --------------------
Item 1. Proxy Voting Record



ISSUER NAME                        TICKER       CUSIP           MTG DATE    MTG TYPE
                                                                PROPOSAL    VOTED?    VOTE        FOR/AGNST MGMT
                                                                TYPE

AMC Entertainment                  AEN          001669100       9/18/03     Annual
1.00     Elect Directors                                        MGMT        YES       FOR         FOR
2.00     Ratify Selection of Auditors                           MGMT        YES       FOR         FOR
3.00     Adopt Stock Option Plan                                MGMT        YES       AGNST       AGNST

Ameristar Casinos                  ASCA         03070Q101       7/18/03     Annual
1.00     Elect Directors                                        MGMT        YES       FOR         FOR
2.00     Add Shares to Stock Option Plan                        MGMT        YES       AGNST       AGNST

Denny's Corp                       3DNYY        24869P104       5/27/04     Annual
1.01     Elect Vera King Farris                                 MGMT        YES       FOR         FOR
1.02     Elect Vada Hill                                        MGMT        YES       FOR         FOR
1.03     Elect Nelson J. Marchioli                              MGMT        YES       FOR         FOR
1.04     Elect Robert E. Marks                                  MGMT        YES       FOR         FOR
1.05     Elect Elizabeth A. Sanders                             MGMT        YES       FOR         FOR
1.06     Elect Donald R. Shepherd                               MGMT        YES       FOR         FOR
1.07     Elect Debra Smithart-Oglesby                           MGMT        YES       FOR         FOR
2.00     Ratify Selection of Auditors                           MGMT        YES       FOR         FOR
3.00     Approve Annual Bonus Plan                              MGMT        YES       FOR         FOR

Finlay Enterprises Inc             FNLY         317884203       6/17/04     Annual
1.01     Elect Richard E. Kroon                                 MGMT        YES       FOR         FOR
1.02     Elect Ellen R. Levine                                  MGMT        YES       FOR         FOR
1.03     Elect Norman S. Matthews                               MGMT        YES       FOR         FOR

Pegasus Communications             PGTV         705904605       12/1/03     Annual
1.00     Elect Directors                                        MGMT        YES       FOR         FOR
2.00     Approve Non-Technical Charter Amendm                   MGMT        YES       AGNST       AGNST
3.00     Approve Non-Technical Charter Amendm                   MGMT        YES       AGNST       AGNST
4.00     Amend Stock Option Plan                                MGMT        YES       AGNST       AGNST
5.00     Amend Stock Option Plan                                MGMT        YES       AGNST       AGNST
         Add Shares to Stock Option Plan
6.00     Amend Employee Stock Purchase Plan                     MGMT        YES       FOR         FOR
7.00     Approve Warrants Exercisable for Com                   MGMT        YES       FOR         FOR

Pinnacle Entertainment             PNK          723456109       5/4/04      Annual
1.01     Elect Daniel R. Lee                                    MGMT        YES       FOR         FOR
1.02     Elect John V. Giovenco                                 MGMT        YES       FOR         FOR
1.03     Elect Richard J. Goeglein                              MGMT        YES       FOR         FOR
1.04     Elect Bruce A. Leslie                                  MGMT        YES       FOR         FOR
1.05     Elect James L. Martineau                               MGMT        YES       FOR         FOR
1.06     Elect Michael Ornest                                   MGMT        YES       FOR         FOR
1.07     Elect Timothy J. Parrott                               MGMT        YES       FOR         FOR
1.08     Elect Lynn P. Reitnouer                                MGMT        YES       FOR         FOR

Spanish Broadcasting System        SBSA         846425882       7/10/03     Annual
1.00     Elect Directors                                        MGMT        YES       FOR         FOR

Spanish Broadcasting System        SBSA         846425882       6/30/04     Annual
1.01     Elect Raul Alarcon Jr.                                 MGMT        YES       FOR         FOR
1.02     Elect Pablo Raul Alarcon Sr.                           MGMT        YES       FOR         FOR
1.03     Elect Dan Mason                                        MGMT        YES       FOR         FOR
1.04     Elect Jason L. Shrinsky                                MGMT        YES       FOR         FOR
1.05     Elect Antonio S. Fernandez                             MGMT        YES       FOR         FOR
1.06     Elect Jose A. Villamil                                 MGMT        YES       FOR         FOR

UPC Polska/@Entertainment, Inc.                 045920AB1       11/24/03    Annual
1.00     Plan of Reorganization                                 MGMT        NO        TAKE NO
                                                                                      ACTION










SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Short-Term Global Bond Fund, Inc., on behalf of the
Strong Advisor Strategic Income Fund
-------------------------------------------------------------------------
       (Registrant)


By /s/Thomas M. Zoeller, Vice President
       (Signature & Title)


Date August 19, 2004